Cboe VEST S&P 500® BUFFER STRATEGY FUND

SCHEDULE OF INVESTMENTS

July 31, 2020 (unaudited)

		Shares	Fair Value
0.55%	MONEY MARKET FUNDS

	Federated Treasury Obligations Fund Institutional Class 0.09%*	1,186,439	$1,186,439
105.35%	PURCHASED OPTIONS

Number
Description
100.50%	CALL OPTIONS
SPDR S&P 500 ETF Trust
SPDR S&P 500 ETF Trust
SPDR S&P 500 ETF Trust
SPDR S&P 500 ETF Trust
SPDR S&P 500 ETF Trust
SPDR S&P 500 ETF Trust
SPDR S&P 500 ETF Trust
SPDR S&P 500 ETF Trust
SPDR S&P 500 ETF Trust
SPDR S&P 500 ETF Trust
SPDR S&P 500 ETF Trust
SPDR S&P 500 ETF Trust
TOTAL CALL OPTIONS PURCHASED
4.85%	PUT OPTIONS
SPDR S&P 500 ETF Trust
SPDR S&P 500 ETF Trust
SPDR S&P 500 ETF Trust
SPDR S&P 500 ETF Trust
SPDR S&P 500 ETF Trust
SPDR S&P 500 ETF Trust
SPDR S&P 500 ETF Trust
SPDR S&P 500 ETF Trust
SPDR S&P 500 ETF Trust
SPDR S&P 500 ETF Trust
SPDR S&P 500 ETF Trust
SPDR S&P 500 ETF Trust
TOTAL PUT OPTIONS PURCHASED
105.35%	TOTAL PURCHASED OPTIONS
105.90%	TOTAL INVESTMENTS
(5.90%)	Liabilities, in excess of other assets
100.00%	NET ASSETS
of	Notional	Exercise	Expiration
Contracts	Amount	Price	Date	Value

268	$8,750,736	$0.01	08/19/20	$8,751,138
498	16,260,696	0.01	09/16/20	16,198,107
498	16,260,696	0.01	10/22/20	16,198,107
558	18,219,816	0.01	12/16/20	18,149,686
558	18,219,816	0.01	01/20/21	18,070,669
558	18,219,816	0.01	02/17/21	18,070,669
558	18,219,816	0.01	03/17/21	18,070,669
558	18,219,816	0.01	04/21/21	18,021,175
381	12,440,412	0.01	05/19/21	12,304,781
374	12,211,848	0.01	06/16/21	12,078,709
292	9,534,384	0.01	07/21/21	9,400,969
1,595	52,079,940	0.01	11/17/21	51,193,717

				216,508,396

558	18,219,816	292.45	08/19/20	28,614
558	18,219,816	301.20	09/16/20	207,288
558	18,219,816	298.40	10/21/20	391,929
558	18,219,816	310.77	11/18/20	717,592
558	18,219,816	319.59	12/16/20	982,232
558	18,219,816	328.19	01/20/21	1,307,464
558	18,219,816	338.34	02/17/21	1,632,778
558	18,219,816	240.00	03/18/21	338,262
558	18,219,816	277.76	04/21/20	755,321
558	18,219,816	296.93	05/19/21	1,070,175
558	18,219,816	311.66	06/16/21	1,366,351
558	18,219,816	321.85	07/21/21	1,641,171

				10,439,177

				226,947,573

				228,134,012
				(12,708,455)

				$215,425,557

* Effective 7 day yield as of July 31, 2020

Cboe VEST S&P 500® BUFFER STRATEGY FUND

SCHEDULE OF OPTIONS WRITTEN

July 31, 2020 (unaudited)

(5.43%)	OPTIONS WRITTEN
		Number
		of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value
(2.69%)	CALL OPTIONS

	SPDR S&P 500 ETF Trust	558	$(18,219,816)	$328.96	08/19/20 $	(224,467)
	SPDR S&P 500 ETF Trust	558	(18,219,816)	342.16	09/16/20	(140,292)
	SPDR S&P 500 ETF Trust	558	(18,219,816)	341.05	10/21/20	(321,246)
	SPDR S&P 500 ETF Trust	558	(18,219,816)	353.44	11/18/20	(242,075)
	SPDR S&P 500 ETF Trust	558	(18,219,816)	358.96	12/16/20	(243,336)
	SPDR S&P 500 ETF Trust	558	(18,219,816)	370.36	01/20/21	(140,228)
	SPDR S&P 500 ETF Trust	558	(18,219,816)	382.45	02/17/21	(100,254)
	SPDR S&P 500 ETF Trust	558	(18,219,816)	308.81	03/16/21	(1,924,827)
	SPDR S&P 500 ETF Trust	558	(18,219,816)	341.37	04/21/21	(843,585)
	SPDR S&P 500 ETF Trust	558	(18,219,816)	343.98	05/19/21	(834,797)
	SPDR S&P 500 ETF Trust	558	(18,219,816)	364.33	06/16/21	(453,451)
	SPDR S&P 500 ETF Trust	558	(18,219,816)	375.02	07/21/21	(319,505)

	TOTAL CALL OPTIONS WRITTEN					(5,788,063)
(2.74%)	PUT OPTIONS

	SPDR S&P 500 ETF Trust	558	(18,219,816)	263.21	08/19/20	(7,032)
	SPDR S&P 500 ETF Trust	558	(18,219,816)	270.99	09/16/20	(63,701)
	SPDR S&P 500 ETF Trust	558	(18,219,816)	268.56	10/21/20	(170,290)
	SPDR S&P 500 ETF Trust	558	(18,219,816)	279.69	11/17/20	(351,542)
	SPDR S&P 500 ETF Trust	558	(18,219,816)	287.63	12/15/20	(523,060)
	SPDR S&P 500 ETF Trust	558	(18,219,816)	295.37	01/20/21	(713,119)
	SPDR S&P 500 ETF Trust	558	(18,219,816)	304.51	02/17/21	(917,561)
	SPDR S&P 500 ETF Trust	558	(18,219,816)	216.00	03/17/21	(190,804)
	SPDR S&P 500 ETF Trust	558	(18,219,816)	249.98	04/21/21	(439,209)
	SPDR S&P 500 ETF Trust	558	(18,219,816)	267.24	05/19/21	(641,424)
	SPDR S&P 500 ETF Trust	558	(18,219,816)	280.49	06/16/21	(848,575)
	SPDR S&P 500 ETF Trust	558	(18,219,816)	289.67	07/21/21	(1,044,644)

	TOTAL PUT OPTIONS WRITTEN					(5,910,961)
(5.43%)
	TOTAL OPTIONS WRITTEN					$(11,699,024)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2020:

	Level 1	Level 2		Level 3
		Other		Significant
		Significant		Unobservable
	Quoted Prices	Observable Inputs		Inputs	Total

MONEY MARKET FUNDS	$1,186,439		$-	$-	$1,186,439
PURCHASED OPTIONS	226,947,573		-	-	226,947,573

TOTAL INVESTMENTS	$228,134,012		$-	$-	$228,134,012

OPTIONS WRITTEN	$(11,699,024)		$-	$-	$(11,699,024)

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2020.
At July 31, 2020 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $204,160,884 and the related tax-based net unrealized appreciation (depreciation) consists of:
		Gross unrealized appreciation			$29,335,430
		Gross unrealized depreciation			(5,362,301)
		Net unrealized appreciation			$23,973,128